Commitments (Tables)	9 Months Ended
Sep. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
As of September 30, 2016, minimum lease payments under all non-cancellable leases were as follows:

As of September 30, 2016
RMB
October to December, 2016	19,292
2017	67,409
2018	53,192
2019	48,868
2020	48,182
2021 and after	106,414
Total lease commitment	343,357